Description of Business - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2015 Tanker Vessel	Jun. 30, 2014 Vessel
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker	4
Initial public offering completion date	2013-04
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers	100.00%
Number of operating vessels	9	7
Bodil Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2016
Time charterer options extension year	2019
Recife Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Fortaleza Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Carmen Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2018
Time charterer options extension year	2021
Hilda Knutsen and Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year	2018
Time charterer options extension year	2023
Dan Cisne [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2023
Dan Sabia [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year	2024